Interest in Gibraltar Joint Venture	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Interest in Gibraltar Joint Venture
3. INTEREST IN GIBRALTAR JOINT VENTURE
On March 31, 2010, the Company entered into an agreement with Cariboo Copper Corp. (Cariboo) whereby the Company contributed certain assets and liabilities of the Gibraltar mine, operating in British Columbia, into an unincorporated joint venture to acquire a 75% interest in the joint venture. Cariboo contributed $186,800 to purchase the remaining 25% interest.
The assets and liabilities contributed by the Company to the joint venture were mineral property interests, plant and equipment, inventories, prepaid expenses, reclamation deposits, capital lease obligations, and site closure and reclamation obligations. Certain key strategic, operating, investing and financing policies of the joint venture require unanimous approval such that neither venturer is in a position to exercise unilateral control over the joint venture. The Company continues to be the operator of the Gibraltar Mine.
The Company has joint control over the joint arrangement and as such consolidates its 75% portion of all the joint venture’s assets, liabilities, income and expenses.
The following is a summary of the Gibraltar joint venture financial information on a 100% basis.

	As at December 31,
	2019	2018
Cash and equivalents	54,454	47,707
Other current assets	77,651	72,423
Current assets	132,105	120,130
Non-current assets	948,873	1,122,289

Accounts payable and accrued liabilities	46,845	45,301
Other current financial liabilities	22,698	14,172
Current liabilities	69,543	59,473
Long-term debt	52,177	18,589
Provision for environmental rehabilitation	80,460	128,738
Non-current liabilities	132,637	147,327

	Years ended December 31,
	2019	2018
Revenues	438,204	457,600
Production costs	(344,913)	(311,759)
Depletion and amortization	(159,044)	(109,018)
Other operating expense	(3,834)	(4,181)
Interest expense	(6,031)	(5,116)
Interest income	1,157	1,119
Foreign exchange gain (loss)	(1,976)	1,333
Net earnings (loss)	(76,437)	29,978
Other comprehensive income	954	104
Comprehensive income (loss) for joint arrangement	(75,483)	30,082